SCHEDULE OF CONSOLIDATED ASSETS AND LIABILITIES INFORMATION OF THE GROUP'S VIE AND CONSOLIDATED REVENUES, NET LOSS AND CASH FLOW INFORMATION (Details) (Parenthetical) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Variable Interest Entity [Line Items]
Other receivables			¥ 105
Amounts due to related parties			780	794
Related Party [Member]
Variable Interest Entity [Line Items]
Amounts due to related parties		$ 113	780	794
Variable Interest Entity, Primary Beneficiary [Member] | Related Party [Member]
Variable Interest Entity [Line Items]
Other receivables			211,453	688
Amounts due to related parties	[1]		1,977,866	1,518,382
Asset Pledged as Collateral [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Other receivables			¥ 99	¥ 304

[1]	Amounts due to related parties include amounts due to the Company and its subsidiaries, which are eliminated upon consolidation, and amounts due to one of the Company’s shareholders and other related parties of RMB794 and RMB780 as of December 31, 2021 and 2022.